UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

Item 1. Report to Stockholders

SEMIANNUAL REPORT

APRIL 30, 2007

THRIVENT FINANCIAL
SECURITIES LENDING TRUST

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with remaining maturity of one year or less.

We kept the Trust’s weighted-average maturity shorter than the peer group during the six-month period ended April 30, 2007. Since the rebate rates on the underlying liabilities adjust to the overnight federal funds target rate, it is important that the yield on the portfolio also adjust to changes in the overnight federal funds target rate. Maintaining a shorter weighted average maturity allows the yield on the Trust to adjust more quickly, and provides liquidity for the Trust to meet any unexpected redemptions. As a result, the emphasis was on floating rate and/or variable rate securities combined with overnight or short-dated securities. As in any interest rate environment, safety and liquidity remain the primary objectives of the Trust.

THRIVENT FINANCIAL SECURITIES LENDING TRUST
AS OF APRIL 30, 2007*

7-Day Yield	5.33%

7-Day Effective Yield	5.47%

Average Annual Total Returns**

		Since Inception,
For the Period Ended April 30, 2007	1-Year	9/16/2004

Total Return	5.39%	4.10%

* Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

** Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Shareholder Expense Example
(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses

In the table below, the first section provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second section provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period*	Expense
	11/1/2006	4/30/2007	11/1/2006 - 4/30/2007	Ratio

Thrivent Financial Securities Lending Trust

Actual	$ 1,000	$ 1,027	$ 0.25	0.05%
Hypothetical**	$ 1,000	$ 1,025	$ 0.25	0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

** Assuming 5% total return before expenses

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 2007 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Principal		Interest	Maturity
Amount	Commercial Paper (52.4%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (0.4%)
$18,293,101	General Electric Equipment Midticket, LLC	5.301%	12/15/2007	$18,293,101

	Total Asset-Backed Commercial Paper			18,293,101

Banking-Domestic (2.4%)
30,000,000	Members United Corporate Federal
	Credit Union	5.260	5/24/2007	29,899,183
30,000,000	Rabobank Nederland	5.270	5/29/2007	29,877,033
25,000,000	Stadshypotek Delaware, Inc.	5.235	5/30/2007	24,894,573
5,000,000	UBS Finance Corporation	5.210	8/30/2007	4,912,443
9,510,000	UBS Finance Delaware, LLC	5.230	6/5/2007	9,461,644

	Total Banking-Domestic			99,044,876

Brokerage (2.9%)
30,000,000	Citigroup Funding, Inc.	5.250	5/29/2007	29,877,500
30,000,000	Citigroup Funding, Inc.	5.250	5/30/2007	29,873,125
30,000,000	Citigroup Funding, Inc.	5.260	5/31/2007	29,868,500
30,000,000	Citigroup Funding, Inc.	5.260	6/8/2007	29,833,433

	Total Brokerage			119,452,558

Consumer Cyclical (6.4%)
5,053,000	Golden Funding Corporation	5.270	5/9/2007	5,047,082
23,960,000	Golden Funding Corporation	5.280	5/11/2007	23,924,859
23,917,000	Golden Funding Corporation	5.270	5/16/2007	23,864,482
15,057,000	Golden Funding Corporation	5.280	5/24/2007	15,006,208
30,000,000	Golden Funding Corporation	5.280	5/25/2007	29,894,400
27,153,000	Golden Funding Corporation	5.280	5/30/2007	27,037,509
30,000,000	Toyota Motor Credit Corporation	5.250	5/8/2007	29,969,375
30,000,000	Toyota Motor Credit Corporation	5.250	5/30/2007	29,873,125
25,000,000	Toyota Motor Credit Corporation	5.250	6/7/2007	24,865,104
25,000,000	Toyota Motor Credit Corporation	5.250	6/8/2007	24,861,458
30,000,000	Wal-Mart Funding Corporation	5.240	5/24/2007	29,899,567

	Total Consumer Cyclical			264,243,169

Consumer Non-Cyclical (0.5%)
20,000,000	Louis Dreyfus Corporation	5.270	5/24/2007	19,932,661

	Total Consumer Non-Cyclical			19,932,661

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 2007 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper (52.4%)	Rate (+)	Date	Value

Education (0.4%)
$18,500,000	Northwestern University	5.260%	5/23/2007	$18,440,533

	Total Education			18,440,533

Energy (0.6%)
25,590,000	Total Capital SA	5.320	5/1/2007	25,590,000

	Total Energy			25,590,000

Finance (36.0%)
27,100,000	Amsterdam Funding Corporation	5.270	5/15/2007	27,044,460
18,000,000	Amsterdam Funding Corporation	5.270	5/22/2007	17,944,665
25,000,000	Aspen Funding Corporation	5.290	5/4/2007	24,988,979
23,582,000	Aspen Funding Corporation	5.280	5/17/2007	23,526,661
17,800,000	Barton Capital Corporation	5.280	5/16/2007	17,760,840
30,000,000	Barton Capital Corporation	5.275	5/17/2007	29,929,667
30,000,000	Barton Capital Corporation	5.270	5/22/2007	29,907,775
30,000,000	Bryant Park Funding, LLC	5.280	5/14/2007	29,942,800
30,000,000	Bryant Park Funding, LLC	5.270	5/29/2007	29,877,033
30,000,000	Chariot Funding, LLC	5.280	5/15/2007	29,938,400
14,000,000	Charta, LLC	5.280	5/9/2007	13,983,573
30,000,000	Charta, LLC	5.270	5/23/2007	29,903,383
32,000,000	Cintas Corporation	5.250	5/18/2007	31,920,671
11,465,000	Corporate Receivables Corporation
	Funding, LLC	5.280	5/3/2007	11,461,637
30,000,000	Corporate Receivables Corporation
	Funding, LLC	5.270	5/23/2007	29,903,383
20,334,000	Falcon Asset Securitization Corporation	5.280	5/11/2007	20,304,177
30,000,000	Falcon Asset Securitization Corporation	5.270	5/22/2007	29,907,775
8,643,000	Fountain Square Commercial Funding	5.260	6/26/2007	8,572,281
11,088,000	Greyhawk Funding, LLC	5.280	5/11/2007	11,071,738
8,600,000	Greyhawk Funding, LLC	5.270	5/24/2007	8,571,044
30,000,000	Greyhawk Funding, LLC	5.265	5/25/2007	29,894,700
30,000,000	Greyhawk Funding, LLC	5.265	5/29/2007	29,877,150
15,000,000	Greyhawk Funding, LLC	5.260	5/30/2007	14,936,442
30,000,000	Jupiter Securitization Company, LLC	5.270	5/24/2007	29,898,992
19,986,000	Liberty Harbour II CDO, LLC	5.290	5/15/2007	19,944,884
10,000,000	Liberty Harbour II CDO, LLC	5.280	5/17/2007	9,976,533
25,000,000	Liberty Harbour II CDO, LLC	5.290	5/22/2007	24,922,854
30,000,000	Liberty Harbour II CDO, LLC	5.280	5/31/2007	29,868,000
10,000,000	NATC California, LLC	5.250	7/12/2007	9,895,000
30,000,000	Nieuw Amsterdam Receivables Corporation	5.270	5/25/2007	29,894,600
30,000,000	Nieuw Amsterdam Receivables Corporation	5.270	5/31/2007	29,868,250
20,141,000	North Sea Funding, LLC	5.290	5/25/2007	20,069,969
20,692,000	Old Line Funding, LLC	5.260	5/31/2007	20,601,300

	SCHEDULE OF INVESTMENTS
	AS OF APRIL 30, 2007 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper (52.4%)	Rate (+)	Date	Value

Finance (continued)
$11,284,000	Paradigm Funding, LLC	5.270%	5/1/2007	$11,284,000
10,428,000	Paradigm Funding, LLC	5.280	5/15/2007	10,406,588
12,502,000	Paradigm Funding, LLC	5.270	5/25/2007	12,458,076
30,000,000	Paradigm Funding, LLC	5.270	5/29/2007	29,877,033
30,000,000	Park Avenue Receivables Corporation	5.280	5/8/2007	29,969,200
30,000,000	Park Avenue Receivables Corporation	5.270	5/22/2007	29,907,775
27,000,000	Proctor & Gamble Company	5.240	5/24/2007	26,909,610
30,000,000	Ranger Funding Company	5.270	5/23/2007	29,903,383
30,000,000	Ranger Funding Company	5.265	5/29/2007	29,877,150
28,625,000	Regency Markets No. 1, LLC	5.276	5/21/2007	28,541,094
24,375,000	Sheffield Receivables Corporation	5.280	5/7/2007	24,353,550
25,000,000	Sheffield Receivables Corporation	5.280	5/16/2007	24,945,000
30,000,000	Sheffield Receivables Corporation	5.270	5/29/2007	29,877,033
30,000,000	Sheffield Receivables Corporation	5.270	5/31/2007	29,868,250
30,200,000	Sheffield Receivables Corporation	5.265	6/14/2007	30,005,663
33,889,000	Solitaire Funding, LLC	5.270	5/11/2007	33,839,390
56,514,000	Surrey Funding Corporation	5.293	5/1/2007	56,514,000
16,500,000	Surrey Funding Corporation	5.280	5/15/2007	16,466,120
25,000,000	Surrey Funding Corporation	5.260	6/25/2007	24,799,097
28,000,000	Surrey Funding Corporation	5.260	6/27/2007	27,766,807
12,254,000	Tempo Finance Corporation	5.280	5/23/2007	12,214,460
12,595,000	Thames Asset Global Securitization, Inc.	5.270	5/21/2007	12,558,125
30,000,000	Three Pillars Funding Corporation	5.270	5/23/2007	29,903,383
36,079,000	Three Pillars Funding Corporation	5.270	5/31/2007	35,920,553
5,041,000	Three Pillars Funding Corporation	5.260	6/22/2007	5,002,700
19,276,000	Thunder Bay Funding, Inc.	5.260	5/31/2007	19,191,507
12,169,000	Thunder Bay Funding, Inc.	5.260	6/7/2007	12,103,213
6,500,000	Victory Receivables Corporation	5.280	5/18/2007	6,483,793
7,004,000	Victory Receivables Corporation	5.270	5/29/2007	6,975,291
10,000,000	Windmill Funding Corporation	5.280	5/7/2007	9,991,200
13,845,000	Yorktown Capital, LLC	5.280	5/17/2007	13,812,510
30,000,000	Yorktown Capital, LLC	5.270	5/22/2007	29,907,775

	Total Finance			1,487,742,945

Insurance (2.8%)
25,000,000	Aquinas Funding, LLC	5.270	5/30/2007	24,893,868
25,000,000	Aquinas Funding, LLC	5.270	5/31/2007	24,890,208
5,000,000	Nyala Funding, LLC	5.260	7/16/2007	4,944,478
30,000,000	Swiss RE Financial Products Company	5.320	5/1/2007	30,000,000
30,000,000	Swiss RE Financial Products Company	5.280	5/7/2007	29,973,600

	Total Insurance			114,702,154

	Total Commercial Paper			2,167,441,997

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 2007 (UNAUDITED)

Shares or
Principal		Interest	Maturity
Amount	Other (6.1%)	Rate (+)	Date	Value

Euro Time Deposits (6.1%)
$60,365,000	BNP Paribas Paris	5.280%	5/1/2007	$60,365,000
100,000,000	Deutsche Bank CI	5.290	5/1/2007	100,000,000
90,000,000	Rabobank Nederland	5.280	5/1/2007	90,000,000

	Total Euro Time Deposits			250,365,000

Mutual Funds (<0.1%)
555,000	Barclays Prime Money Market Fund	5.270	N/A	555,000
65,000	Morgan Stanley Institutional Liquidity Funds	5.260	N/A	65,000
48,663	Primary Fund Institutional Class	5.260	N/A	48,663

	Total Mutual Funds			668,663

	Total Other			251,033,663

Principal		Interest	Maturity
Amount	U.S. Municipal (0.5%)	Rate (+)	Date	Value

$19,344,000	Alaska Housing Finance Corporation	5.270%	5/4/2007	$19,335,505

	Total U.S. Municipal			19,335,505

Principal		Interest	Maturity
Amount	Variable Rate Notes (41.3%) †	Rate (+)	Date	Value

Banking-Domestic (19.1%)
$8,760,000	Acts Retirement-Life Communities, Inc.	5.350%	5/3/2007	$8,759,976
25,000,000	Bank of America Corporation	5.315	5/15/2007	25,000,000
25,000,000	Bank of New York Company, Inc.	5.320	5/10/2007	24,999,968
30,000,000	Banque Nationale de Paris/NY	5.260	5/3/2007	29,996,770
30,000,000	Credit Suisse NY	5.305	5/24/2007	30,001,706
25,000,000	Deutsche Bank NY	5.390	3/5/2008	25,002,026
50,000,000	Fifth Third Bancorp	5.320	5/23/2007	50,000,000
30,000,000	HSBC Finance Corporation	5.423	5/1/2007	30,006,841
37,920,000	HSBC USA, Inc.	5.320	5/15/2007	37,920,000
35,000,000	Rabobank Nederland NV/NY	5.320	5/15/2007	35,000,000
30,000,000	Royal Bank of Canada NY	5.265	5/2/2007	29,991,138
34,000,000	Royal Bank of Canada NY	5.310	5/1/2007	34,000,000
60,000,000	Royal Bank of Scotland plc NY	5.260	5/14/2007	59,994,023
26,000,000	Societe Generale NY	5.258	5/9/2007	25,999,187
30,000,000	Suntrust Bank	5.265	5/14/2007	29,997,738
57,215,000	Suntrust Bank	5.290	5/29/2007	57,216,227
35,000,000	Svenska Handelsbanken AB	5.290	5/21/2007	35,000,000
30,000,000	US Bank NA	5.280	5/1/2007	29,998,377

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 2007 (UNAUDITED)

Principal		Interest	Maturity
Amount	Variable Rate Notes (41.3%) †	Rate (+)	Date	Value

Banking-Domestic (continued)
$25,000,000	US Bank NA	5.255%	5/8/2007	$24,994,656
26,900,000	US Bank NA	5.290	5/8/2007	26,900,773
45,000,000	US Bank NA	5.290	5/30/2007	45,001,352
7,800,000	US Bank NA	5.379	7/2/2007	7,801,947
30,000,000	US Trust Company of New York	5.310	5/14/2007	30,000,000
20,070,000	Wachovia Corporation	5.410	5/22/2007	20,075,992
35,000,000	Wells Fargo & Company	5.280	5/18/2007	35,000,000

	Total Banking-Domestic			788,658,697

Banking-Foreign (5.5%)
12,500,000	Bank of Ireland	5.300	5/21/2007	12,500,000
21,960,000	Bank of Ireland	5.320	5/21/2007	21,960,000
25,000,000	BNP Paribas SA	5.310	5/29/2007	25,000,000
25,000,000	DNB NOR ASA	5.310	5/25/2007	25,000,000
30,000,000	HBOS Treasury Services plc	5.290	5/8/2007	30,000,000
40,000,000	Royal Bank of Scotland plc	5.330	5/21/2007	40,002,468
25,000,000	Societe Generale	5.310	5/2/2007	25,000,000
50,000,000	Svenska Handelsbanken AB	5.290	5/13/2007	50,000,000

	Total Banking-Foreign			229,462,468

Brokerage (5.3%)
26,400,000	Lehman Brothers Holdings, Inc.	5.330	5/1/2007	26,402,389
15,750,000	Lehman Brothers Holdings, Inc.	5.385	5/21/2007	15,753,322
7,225,000	Lehman Brothers Holdings, Inc.	5.370	5/31/2007	7,225,515
15,000,000	Merrill Lynch & Company, Inc.	5.363	5/1/2007	15,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.443	5/1/2007	25,003,247
20,000,000	Merrill Lynch & Company, Inc.	5.570	5/11/2007	20,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.300	5/24/2007	25,000,000
30,000,000	Morgan Stanley	5.363	5/1/2007	30,000,000
25,000,000	Morgan Stanley	5.493	5/1/2007	25,019,907
30,000,000	Morgan Stanley	5.480	7/27/2007	30,012,040

	Total Brokerage			219,416,420

Consumer Cyclical (2.5%)
10,000,000	American Honda Finance Corporation	5.390	5/8/2007	10,000,261
6,850,000	American Honda Finance Corporation	5.380	5/23/2007	6,851,086
50,000,000	American Honda Finance Corporation	5.285	5/31/2007	50,000,000
10,000,000	American Honda Finance Corporation	5.385	7/23/2007	10,001,556
25,000,000	Toyota Motor Credit Corporation	5.270	5/21/2007	25,000,094

	Total Consumer Cyclical			101,852,997

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 2007 (UNAUDITED)

Principal		Interest	Maturity
Amount	Variable Rate Notes (41.3%) †	Rate (+)	Date	Value

Finance (3.6%)
$15,000,000	Allstate Life Global Funding Trusts	5.290%	5/11/2007	$15,000,000
40,000,000	General Electric Capital Corporation	5.445	5/9/2007	40,000,000
25,000,000	General Electric Capital Corporation	5.280	5/24/2007	25,000,000
10,000,000	HSBC Finance Corporation	5.400	5/10/2007	10,000,300
30,000,000	Merrill Lynch & Company, Inc.	5.300	5/18/2007	30,000,000
8,000,000	Pershing Drive Associates, LP	5.320	5/3/2007	8,000,000
20,000,000	Union Hamilton Special Funding, LLC	5.350	6/21/2007	20,000,000

	Total Finance			148,000,300

Insurance (2.8%)
50,000,000	ING Verzekeringen NV	5.290	5/4/2007	50,000,000
25,000,000	MBIA Global Funding, LLC	5.280	5/21/2007	24,997,500
25,000,000	MBIA Global Funding, LLC	5.275	5/25/2007	24,999,990
15,000,000	MBIA Global Funding, LLC	5.400	5/29/2007	15,005,398

	Total Insurance			115,002,888

U.S. Municipal (2.5%)
11,175,000	BRCH Corporation	5.350	5/2/2007	11,175,000
15,000,000	Michigan State Housing Development Authority
	Revenue Bonds (Series D)	5.350	5/3/2007	15,000,000
13,000,000	Mississippi Business Financial Corporation,
	Mississippi Individual Development Revenue
	Bonds	5.350	5/3/2007	13,000,000
19,200,000	Texas State Adjustable Taxable Veterans Housing
	Series PG Class B Revenue Bonds	5.310	5/2/2007	19,200,000
45,000,000	Texas State Public Finance Authority Revenue
	Bonds	5.360	5/3/2007	45,000,000

	Total U.S. Municipal			103,375,000

	Total Variable Rate Notes			1,705,768,770

	Total Investments
	(at amortized cost)	100.3%		$4,143,579,935

	Other Assets and Liabilities, Net	(0.3%)		(12,059,679)

	Total Net Assets	100.0%		$4,131,520,256

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes is $4,143,579,935.

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2007 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Assets

Investments at cost	$4,143,579,935

Investments at value	4,143,579,935
Dividend and interest receivable	5,569,025

Prepaid expenses	27,811

Total Assets	4,149,176,771

Liabilities

Distributions payable	17,469,684

Accrued expenses	31,432

Notes payable and other debt	14,717

Payable to affiliate	140,682

Total Liabilities	17,656,515

Net Assets

Trust Capital (beneficial interest)	4,131,520,033

Accumulated undistributed net investment loss	(2)
Accumulated undistributed net realized gain on

Investments	225

Total Net Assets	$4,131,520,256

Net Assets	$4,131,520,256

Shares of beneficial interest outstanding	4,131,520,033

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Investment Income

Dividends	$118,507

Taxable interest	111,781,832

Total Investment Income	111,900,339

Expenses

Adviser fee	937,551

Accounting and pricing fees	27,332

Audit and legal fees	10,935
Custody fees	68,615

Insurance expense	32,566

Printing and postage fees	863

Transfer agent fees	24,415

Trustee fees	1,920

Other expenses	13,015

Total Expenses Before Reimbursement	1,117,212

Less:

Reimbursement from adviser	(72,084)

Custody earnings credit	(4,229)

Total Net Expenses	1,040,899

Net Investment Income	110,859,440

Realized and Unrealized Gain on Investments

Net realized gain on investments	481

Net Realized and Unrealized Gain on Investments	481

Net Increase in Net Assets Resulting From Operations	$110,859,921

The accompanying Notes to Financial Statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

For the periods ended	4/30/2007	10/31/2006
	(unaudited)

Operations
Net investment income	$110,859,440	$196,111,265
Net realized gain/(loss) on investments	481	(256)

Net Increase in Net Assets Resulting
From Operations	110,859,921	196,111,009

Distributions to Shareholders
From net investment income	(110,859,440)	(196,111,265)

Total Distributions to Shareholders	(110,859,440)	(196,111,265)

Capital Stock Transactions	10,540,975	256,371,796

Net Increase in Net Assets	10,541,456	256,371,540

Net Assets Beginning of Period	4,120,978,800	3,864,607,260

Net Assets End of Period	$4,131,520,256	$4,120,978,800

The accompanying Notes to Financial Statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
AS OF APRIL 30, 2007 (UNAUDITED)

Thrivent Financial Securities Lending Trust

A. Organization

Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 4, 2004, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are from affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Mutual Funds are valued at the net asset value at the close of each business day.

Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

Recent Accounting Pronouncements – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), that requires additional tax disclosures and the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions in any open years that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund’s financial statements. Effective December 26, 2006, the U.S. Securities and Exchange Commission has extended required implementation of FIN 48 until June 29, 2007, for mutual funds.

Additionally, in September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Fund is currently evaluating the impact that FAS 157 will have on the Fund’s financial statements.

Fees Paid Indirectly – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at April 30, 2007.

C. Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.045% of the average daily net assets of the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the Thrivent Mutual Funds based on their choice.

Trustees not participating in the above plan received $742 in fees from the Trust for the six months ended April 30, 2007. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

D. Federal Income Tax Information

During the six months ended April 30, 2007, and the year ended October 31, 2006, the Trust distributed $110,859,440 and $196,111,265 from ordinary income, respectively. At October 31, 2006, the Trust had accumulated a $256 net realized capital loss carryover expiring on October 31, 2014.

E. Trust Transactions

Transactions in trust shares were as follows:

	Shares	Amount
	_______________	_______________

For the Six Months Ended April 30, 2007
Sold	6,120,971,780	$6,120,971,780
Redeemed	(6,110,430,805)	(6,110,430,805)
Net Change	$10,540,975	$10,540,975
	===============	===============

For the Year Ended October 31, 2006
Sold	19,229,220,950	$19,229,220,950
Redeemed	(18,972,849,154)	(18,972,849,154)
Net Change	256,371,796	$256,371,796
	===============	===============

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust

	Period
	Ended			Period
	4/30/2007	Year Ended	Year Ended	Ended
	(unaudited)	10/31/2006	10/31/2005	10/31/2004 (e)

Net asset value: Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.03	0.05	0.03	0.00
Net realized and unrealized gains on
investments (b)	--	--	--	--

Total from Investment Operations	0.03	0.05	0.03	0.00

Distributions from:
Net investment income	(0.03)	(0.05)	(0.03)	0.00

Total Distributions	(0.03)	(0.05)	(0.03)	0.00

Net asset value: End of Period	$1.00	$1.00	$1.00	$1.00

Total return (c)	2.67%	4.93%	2.91%	0.22%
Net assets: end of period (in millions)	$4,131.5	$4,121.0	$3,864.6	$3,942.3
Ratio of expenses to average net assets (d)	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	5.32%	4.82%	2.89%	1.80%
Portfolio turnover rate	N/A	N/A	N/A	N/A

If the Fund had paid all its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (d)	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	5.31%	4.82%	2.89%	1.80%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less than one year.

(e) Since Fund inception, September 16, 2004.

The accompanying notes to the financial statements are an integral part of this schedule.

ADDITIONAL INFORMATION
(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Both the Investment Company Act of 1940 and the terms of the advisory agreement of the Trust require that the agreement be approved annually by a majority of the Board of Trustees, including a majority of the Independent Trustees. At its meeting on November 8, 2006, the Board of Trustees of the Trust voted unanimously to renew the existing Advisory Agreement between the Trust and the Adviser. In connection with its reapproval of the advisory agreement with the Adviser, the Board considered, among other things, the nature, extent and quality of the services provided by the Adviser; the performance of the Thrivent family of funds, including the Trust; and the costs of services provided and profits realized by the Adviser.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees) met on July 19, August 28, and November 8, 2006 to consider information relevant to the renewal process. In addition to reviewing the information presented to the Board during the contract renewal process and throughout the year, the Board also considered knowledge gained from discussions with fund management.

The Independent Trustees were represented by independent counsel throughout the review process and during private sessions of the Independent Trustees to consider reapproval of the agreement. The Trustees also received a memorandum from independent counsel summarizing their responsibilities under the Investment Company Act of 1940 in reviewing and approving the Advisory Agreement. The Contract Committee and Board’s consideration of the factors listed above and the information provided to it are discussed below.

At each of the Board’s regular quarterly meetings during 2006, management presented information describing the services furnished to the funds by the Adviser. During these meetings, management reported on the investment management, fund trading, and compliance functions provided to the funds under their advisory agreements. During the renewal process, the Board considered the specific services provided under advisory agreements as compared to these services provided by other mutual fund investment advisers under similar investment advisory agreements. The Board also considered information relating to the investment experience and educational backgrounds of the Adviser’s managers and research analysts.

The Board received reports at each of its quarterly meetings from the Adviser’s Chief Investment Officer. In addition, the Board noted that it had, over the past year, met with a majority of the fund managers, as well as a number of the research personnel, which gave the Board an opportunity to evaluate the abilities and experience of those providing services to the funds, and the quality of those services. Information was also presented to the Board describing the fund compliance functions performed by the Adviser. The Independent Trustees also received quarterly reports from the funds’ Chief Compliance Officer.

The Adviser also reviewed with the Board the Adviser’s ongoing recruitment of personnel and its investment in systems technology to improve trading, fund compliance, and investment reporting functions. The Board viewed these actions as a significant factor in approving the advisory agreement as they demonstrated the Adviser’s commitment to provide the funds, including the Trust, with quality service and competitive investment performance.

In connection with each of its regular quarterly meetings, the Board received extensive information on the performance of the funds. The Board also considered both the contractual and, if relevant, effective advisory fees for the funds and the profitability of the adviser both overall and on a fund-by-fund basis. The Board further considered the allocations of the Adviser’s costs to the funds and retained an accounting firm to conduct a review of the reasonableness and consistency of these allocations. The Board was satisfied with the results of this review. On the basis of this information and review, the Board concluded that the advisory fees charged to the funds, including the Trust, for investment management services were reasonable.

The Trustees also considered whether economies of scale might be realized as a fund’s assets increase. Because of differences among funds as to management style and cost, it is difficult to generalize as to whether or to what extent economies in the advisory function may be realized as a fund’s assets increase. The Board did note, however, that while some funds were increasing in assets and others were decreasing in assets, the funds overall were not experiencing significant asset growth.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the agreement.

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2007	THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2007	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: June 27, 2007	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer